INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

22.	INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

(in thousands of $)	2015	2014
Golar Partners (see note 13)	25,530	275,307

The investment classified as available-for-sale in Golar Partners represents its interest in the common units, which includes an unrealized loss of $28.6 million as of December 31, 2015 (2014: gain of $15.7 million). In January 2015, we completed a secondary offering of 7,170,000 common units held in Golar Partners, at a price of $29.90 per unit, generating net proceeds of approximately $207.4 million. Between August and September 2015, we purchased a total of 240,000 common units held in Golar Partners in a series of open market transactions, at a combined total cost of $5.0 million.

Both the sale and purchase of common units of Golar Partners were at the fair value of these securities on the date of the respective transaction.